Segment Information - Summary of Operating Segments in Geographic Areas (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Sales	£ 3,674	£ 3,841	£ 3,428
Continuing operation [member]
Disclosure of geographical areas [line items]
Sales	3,674	3,841	3,428
Non-current assets	3,409	3,512
Continuing operation [member] | UK [member]
Disclosure of geographical areas [line items]
Sales	450	424	355
Non-current assets	518	527
Continuing operation [member] | Other European countries [member]
Disclosure of geographical areas [line items]
Sales	130	192	249
Non-current assets	179	192
Continuing operation [member] | US [member]
Disclosure of geographical areas [line items]
Sales	2,504	2,668	2,182
Non-current assets	2,320	2,333
Continuing operation [member] | Canada [member]
Disclosure of geographical areas [line items]
Sales	83	110	111
Non-current assets	186	243
Continuing operation [member] | Asia Pacific [member]
Disclosure of geographical areas [line items]
Sales	386	290	359
Non-current assets	186	200
Continuing operation [member] | Other countries [member]
Disclosure of geographical areas [line items]
Sales	121	157	£ 172
Non-current assets	£ 20	£ 17